MEMBERS® ExtraSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity
MEMBERS® LandmarkSM Variable Annuity	MEMBERS® LibertySM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated April 24, 2018

to the

Prospectus dated May 1, 2017

    Effective on or after May 1, 2018, the following investment options were added to the above products.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
TA 60/40 Allocation – Service Class	Transamerica 60/40 Allocation VP – Service Class	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation and current income.
TA Levin Large Cap Value – Service Class	Transamerica Levin Large Cap Value VP – Service Class	Transamerica Asset Management, Inc. & Levin Capital Strategies, L.P.
Investment Objective: Seeks long-term capital appreciation.

Effective on or after May 1, 2018, the following investment options are considered to be Designated Investment Options for the Retirement Income Max® rider, if the investment option is currently available on your policy.

Investment Options
American Funds - Bond Fund	TA Managed Risk – Balanced ETF
TA AB Dynamic Allocation	TA Managed Risk – Conservative ETF
TA Aegon Government Money Market	TA Market Participation Strategy
TA Aegon U.S. Government Securities	TA PIMCO Tactical - Balanced
TA American Funds Managed Risk - Balanced	TA PIMCO Tactical - Conservative
TA BlackRock Global Allocation Managed Risk - Balanced	TA PIMCO Total Return
TA BlackRock Smart Beta 50	TA PineBridge Inflation Opportunities
TA Legg Mason Dynamic Allocation - Balanced	TA QS Investors Active Asset Allocation - Conservative
TA Madison Diversified Income	TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts

Effective on or after May 1, 2018, the following investment options are considered to be Designated Investment Options for the Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2 and Retirement Income Choice® 1.6 riders, if the investment option is currently available on your policy.

Designated Investment Options	Designated Group A, B, C
AB Balanced Wealth Strategy Portfolio	A
American Funds - Bond Fund	C
State Street Total Return V.I.S. Fund	A

Please read this supplement carefully and retain it with your prospectus for future reference.

TA 60/40 Allocation	A
TA AB Dynamic Allocation	C
TA Aegon Government Money Market	C
TA Aegon U.S. Government Securities	C
TA American Funds Managed Risk - Balanced	B
TA BlackRock Global Allocation	A
TA BlackRock Global Allocation Managed Risk - Balanced	B
TA BlackRock Global Allocation Managed Risk - Growth	A
TA BlackRock Smart Beta 50	B
TA BlackRock Smart Beta 75	A
TA BlackRock Tactical Allocation	B
TA Janus Balanced	A
TA Legg Mason Dynamic Allocation - Balanced	B
TA Legg Mason Dynamic Allocation - Growth	A
TA Madison Diversified Income	B
TA Managed Risk – Balanced ETF	B
TA Managed Risk – Conservative ETF	C
TA Managed Risk – Growth ETF	A
TA PIMCO Tactical - Balanced	B
TA PIMCO Tactical - Conservative	C
TA PIMCO Tactical - Growth	A
TA PIMCO Total Return	C
TA PineBridge Inflation Opportunities	C
TA QS Investors Active Asset Allocation - Conservative	C
TA QS Investors Active Asset Allocation - Moderate	B
TA QS Investors Active Asset Allocation – Moderate Growth	A
Fixed Account	C

Please read this supplement carefully and retain it with your prospectus for future reference.